BORROWINGS - Narrative (Details) € in Millions, R$ in Millions, $ in Millions, $ in Billions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 COP ($)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 EUR (€)	Mar. 31, 2022 USD ($) tranche	Mar. 31, 2022 COP ($) tranche	Mar. 31, 2022 BRL (R$) tranche
March 2022 Financing Maturing 2032
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 53	$ 200
Borrowings, interest rate					8.66%	8.66%	8.66%
March 2022 Financing Maturing 2029 and 2037
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 95	$ 356
Borrowings, interest rate					4.39%	4.39%	4.39%
Number of tranches | tranche					2	2	2
March 2022 Financing Maturing 2032, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 53	$ 200
Borrowings, interest rate					3.25%	3.25%	3.25%
March 2022 Financing Maturing February 2045
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 29		R$ 150
Borrowings, interest rate					5.04%	5.04%	5.04%
March 2022 Refinancing for Debt Associated with United States Business Maturing 2032
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 170
Borrowings, interest rate					3.62%	3.62%	3.62%
Number of tranches | tranche					2	2	2
March 2022 Refinancing for Debt Associated with United States Business Maturing 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 35
March 2022 Refinancing for Debt Associated with United States Business Maturing 2026, Fixed Rate Instrument
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.98%	4.98%	4.98%
March 2022 Refinancing for Debt Associated with United States Business Maturing 2026, Variable Rate Instrument
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.25%	3.25%	3.25%
June 2022 Financing Maturing 2045
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 63		R$ 300
Borrowings, interest rate	5.39%	5.39%	5.39%	5.39%
June 2022 Financing Maturing 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 96		R$ 500
Borrowings, interest rate	1.58%	1.58%	1.58%	1.58%
June 2022 Financing Maturing 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 70			€ 66
Borrowings, interest rate	3.36%	3.36%	3.36%	3.36%
June 2022 Financing Maturing 2032, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 97	$ 400
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%
June 2022 Financing Maturing 2030, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 24	$ 100
Borrowings, interest rate	3.90%	3.90%	3.90%	3.90%
June 2022 Financing Maturing 2030, Colombian Instrument Two
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 12	$ 50
Borrowings, interest rate	3.90%	3.90%	3.90%	3.90%
June 2022 Financing Maturing 2034, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 24	$ 100
Borrowings, interest rate	4.70%	4.70%	4.70%	4.70%
June 2022 Financing Maturing 2027, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 53	$ 219
Borrowings, interest rate	2.45%	2.45%	2.45%	2.45%
June 2022 Financing Maturing 2029, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 144	$ 594
Borrowings, interest rate	2.98%	2.98%	2.98%	2.98%
June 2022 Financing Maturing 2030, Colombian Instrument Three
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 57	$ 237
Borrowings, interest rate	2.45%	2.45%	2.45%	2.45%
June 2022 Refinancing for Debt Associated with United States Business
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
Increase in borrowing capacity	250
June 2022 Refinancing for Debt Associated with United States Business Maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings, interest rate	2.85%	2.85%	2.85%	2.85%